As filed with the Securities and Exchange Commission on August 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21963

Rochdale Core Alternative Strategies Master Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Rochdale Core Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2011 (Unaudited)
				Redemptions
	Percentage of				Notice Period
Long-Term Investment Funds1:	Members' Capital	Cost	Fair Value	Frequency	# of Days

Equity Long / Short:

Absolute Partners Fund LLC	3.20%	$1,750,000	$1,877,059	Monthly	90
Alphagen Rhocas	3.70	1,750,000	2,173,496	Monthly	30
Blackthorn Partners, LP	3.70	1,620,085	2,173,400	Monthly	45
Clovis Capital Partners Institutional, LP	4.66	2,575,000	2,734,851	Quarterly	45
Criterion Institutional Partners, LP	4.43	2,250,000	2,598,678	Monthly	45
FrontPoint Offshore Asia Pacific Fund, Ltd.	0.03	15,322	16,290	Quarterly	45
Hunter Global Investors Fund I LP	4.63	2,575,000	2,718,606	Quarterly	30
LAE Fund L.P.	2.49	1,500,000	1,461,681	Monthly	30
Newbrook Capital Partners, L.P.	4.34	2,500,000	2,548,365	Quarterly	45
Sandler Associates	5.08	2,500,000	2,983,471	Quarterly	30
Seligman Health Spectrum Plus Fund LLC	3.93	1,750,000	2,309,585	Monthly	30
Standard Global Equity Partners SA, LP	4.91	2,500,000	2,884,652	Quarterly	45
Standard Pacific Pan-Asia Fund, L.P.	2.03	1,250,000	1,191,939	Quarterly	45
	47.13	24,535,407	27,672,073

Event / Multi-Strategy:

Bennelong Asia Pacific Multi Strategy Equity Fund, LP	0.23	165,549	134,464	**	**
Brencourt Multi Strategy Arbitrage, LP	0.43	107,621	250,071	**	**
Brigade Leveraged Capital Structures Fund LP	3.55	1,626,511	2,082,667	Quarterly	60
Canyon Value Realization Fund, LP	3.95	2,000,000	2,320,289	Annually	100
Castlerigg Partners	0.10	82,790	61,584	**	**
GoldenTree Partners LP	5.05	2,150,000	2,965,451	Quarterly	90
HBK Fund II L.P.	5.77	3,000,000	3,387,188	Quarterly	90
King Street Capital LP	0.15	58,332	88,158	**	**
OZ Asia Domestic Partners, LP	4.16	2,250,000	2,445,851	Annually	45
Polygon Global Opportunities Fund, LP	0.51	603,558	299,520	*	*
Satellite Fund II LP	0.01	48,603	7,421	*	*
Stark Select Asset Fund LLC2	0.35	193,987	203,234	**	**
SuttonBrook Capital Partners, LP	3.82	2,195,933	2,241,212	Monthly	30
York Capital Management, LP	5.54	3,000,000	3,250,249	Quarterly	45
	33.62	17,482,884	19,737,359

Global Macro Strategy:

Blenheim Commodity Fund, LLC	3.25	1,500,000	1,909,098	Monthly	65
Boronia Diversified Fund (U.S.) LP	1.40	750,000	822,683	Monthly	30
CamCap Resources, LP	2.22	1,250,000	1,303,543	Quarterly	60
Caxton Global Investments (USA) LLC	0.07	36,534	42,322	**	**
Dynamic	1.59	609,606	930,193	Monthly	30
MKP Opportunity Partners, LP	2.22	1,250,000	1,302,741	Monthly	60
Robeco Transtrend Diversified Fund LLC	2.82	1,500,000	1,654,063	Monthly	5
Sunrise Commodities Fund	2.56	1,110,000	1,505,505	Monthly	15
	16.13	8,006,140	9,470,148

Total Long-Term Investment Funds:	96.88	50,024,431	56,879,580

Short-Term Investment:

Money Market Fund:
Federated Prime Obligations Fund-Institutional Class, 0.09% 3	3.67	2,152,976	2,152,976

Total Investments	100.55%	$52,177,407	$59,032,556

1. All investments are non-income producing.
2. This Fund is a side pocket of Stark Investments Limited Partnership.
3. 7-Day Yield.

* Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions. Redemptions are currently suspended for Polygon Global Opportunities Fund, LP and Satellite Fund II LP,
as the funds are in process of being liquidated or restructured.

** Special Investments have been established for Bennelong Asia Pacific Multi Strategy Equity Fund, LP, Brencourt Multi
Strategy Arbitrage, LP, Castlerigg Partners, King Street Capital LP, Stark Select Asset Fund LLC and Caxton Global Investments
(USA) LLC. These investments are long-term and illiquid.

The investments in Hedge Funds shown above, representing 96.88% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

Rochdale Core Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2011 (Unaudited), Continued

Equity Long / Short. Equity investing involves the purchase and / or sale of listed or unlisted equity and equity-related Financial
Instruments usually based on fundamental research and analysis. Hedge Fund Managers may invest opportunistically in several sectors or they may be sector specialists. These Hedge Fund Managers may be globally or regionally focused. Hedge Fund
Managers may also have a style bias, such as growth or value. The average holding period of Hedge Fund Managers may vary as well between long-term or short-term trading. Some Hedge Fund Managers may also take a top-down thematic approach while others utilize a bottoms-up approach pursuant to which individual securities are selected.

Event / Multi-Strategy. Multi-strategy investing is an investment strategy that focuses on the securities of companies undergoing some material structural changes. These changes can come in the form of mergers, acquisitions, spin offs, Dutch tender offers, share buybacks and other reorganizations. This strategy also seeks to exploit relative value inefficiencies across the capital structure or among closely related markets, generally without assuming an unhedged exposure to any particular market or financial instrument.

Global Macro Strategy. Macro strategies take long, short and relative value positions in Financial Instruments based on a top-
down fundamental and technical analysis of capital market conditions. Hedge Fund Managers begin evaluating opportunities based on economic and/or technical factors, working their way down to regional, country and industry specific analysis. The
Hedge Fund Managers make judgements about the expected future price direction of asset classes and express that opinion by taking long or short positions in a variety of instruments. Investments are usually made in a wide variety of global futures, cash instruments and other Financial Instruments, including stocks, bonds, currencies, derivatives and commodities.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

Rochdale Core Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2011 (Unaudited), Continued

Summary of Fair Value Exposure

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Master
Fund's financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.
These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Master Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following alternative and temporary investments were measured at fair value as of June 30, 2011 using the practical expedient:

	Level 1	Level 2	Level 3	Total
Underlying Funds
Equity Long / Short	$-	$25,795,014	$1,877,059	$27,672,073
Event / Multi-Strategy	-	5,491,461	14,245,898	19,737,359
Global Macro Strategy	-	4,912,444	4,557,704	9,470,148

Total Investments in Underlying Funds	-	36,198,919	20,680,661	56,879,580

Short-Term Investment
Money Market Fund	2,152,976	-	-	2,152,976

Total Investments	$2,152,976	$36,198,919	$20,680,661	$59,032,556

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for Level 3 investments during the three months ended June 30, 2011:

Alternative Investments
Balance as of March 31, 2011	$22,394,146
Accrued discounts/premiums	-
Total realized gains/(losses)	151,213
Change in unrealized gains/losses	(253,883)
Purchases	250,000
Sales	(1,860,815)
Transfers in and/or out of Level 3	-
Balance as of June 30, 2011	$20,680,661

Net unrealized gains relating to Level 3 alternative investments still held at June 30, 2011 are $2,607,176.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Master Fund LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date     8/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date     8/26/2011

By (Signature and Title) /s/  Ben Younessian
                                                  Ben Younessian, Interim Treasurer

Date     8/26/2011